Available-For-Sale Financial Assets	12 Months Ended
Mar. 31, 2020
Available-for-sale Financial Assets
Available-For-Sale Financial Assets
17	AVAILABLE-FOR-SALE FINANCIAL ASSETS

	As At March 31
	2020	2019
	(in thousands)
Non-Current investments
Valuable Technologies Limited	$140	$2,000
LMB Holdings Limited	—	650
	$140	$2,650
Current investments Polyxo Global Limited	$225	$1,042
Plutus Opportunities Fund Limited	3,577	—
	$3,942	$3,692

The movement in the financial assets is as follows:

	Financial Assets at FVTPL	Financial Assets at FVTOCI

As at March 31, 2018	$27,257	$—
Reclassification (refer note 29)	(27,257)	27,257
Additions	1,005	80
Fair valuation gain / (loss)	37	(24,687
As at March 31, 2019	1,042	$2,650
Additions/(Disposal)	4,013	(650)
Fair valuation gain / (loss)	(1,253)	(1,860)
As at March 31, 2020	$3,808	$140

Eros acquired an interest in Valuable Technologies Limited (“Valuable”) in the year ended March 31, 2009. Valuable manages and operates a number of companies within media and entertainment, technology and infrastructure. These companies include “UFO Moviez”, the leading provider of Digital projection solutions for cinemas in India and “Impact” whose business is theatrical ticketing and sales data. As at March 31, 2020 and March 31, 2019, Eros owns 7.2% of Valuable’s equity. For the year ended March 31, 2020 and March 31, 2019, management has used the latest available financial statements, which shows decrease in revenue and increase in losses compared to prior years. Accordingly, the fair value has been computed using the Net Asset Value method. Management has used an estimate of 30% for the discount for lack of liquidity (DLOL). DLOL reflects the ease of investor's ability to liquidate its business interest. As per Eros’s stake of 7.2%, the estimated fair value (Non- Marketable and Non-Control Basis) is arrived at $140.

Acacia Investments Holdings Limited (“Acacia”) is a dormant holding company and owns 12.97% of L.M.B Holdings Limited (“LMB”) which through its subsidiaries operates satellite television channels, such as “B4U Music”, “B4U Movies” and “The Movie House Channel”. As of March 31, 2020, and prior, the Group had no Board representation, no involvement in policy decision making, did not provide input in respect of technical know-how and had no material contract with LMB or its subsidiaries nor did they have the power to exert significant influence. Until the year ended March 31, 2018, due to the range of potential outcomes for the investment was estimated using level 3 inputs, using guideline public companies method with revenue multiple. The Management has concluded the sale of their stake in “LMB Holdings Limited” at $650 in the month of July 2019.

Investments in these unquoted equity investments are not held for trading. Instead, they are medium or long-term strategic purpose fair value of the investment has been derived based on the information and closing statement received from funds.